Basis of preparation	12 Months Ended
Sep. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).
The Company’s consolidated financial statements for the years ended September 30, 2025 and 2024 were authorized for issue by the Board of Directors on November 4, 2025.